Risk Management - Schedule of Financial Assets and Liabilities (Details) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025
Carrying amount [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Fair Value of financial instruments measured at fair value through profit or loss		R$ 29,166	R$ 29,016
Derivative financial instruments		29,166	29,016
Fair Value of financial instruments measured at amortized cost		37,937,906	33,758,513
Cash and cash equivalents		5,478,020	3,863,395
Financial Investments		2,813,277	2,891,089
Amounts receivable from card issuers		3,194,804	3,273,306
Consumer loans		24,194,140	20,946,698
Other receivables	[1]	2,257,666	2,784,025
Total		37,967,072	33,787,529
Fair Value of financial instruments measured at fair value through profit or loss		35,989	15,751
Derivative financial instruments		35,989	15,751
Fair Value of financial instruments measured at amortized cost		38,522,143	36,287,500
Trade payables		5,813,723	5,497,113
Obligations to FIDC FGTS quota holders		722,255	815,557
Total		38,558,132	36,303,251
Carrying amount [Member] | Payment accounts [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		979,128	856,573
Carrying amount [Member] | CDB’s [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		29,772,564	27,838,964
Carrying amount [Member] | Financial Instruments [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		776,613	752,571
Carrying amount [Member] | Others [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		457,860	526,722
Fair value [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Fair Value of financial instruments measured at fair value through profit or loss		29,166	29,016
Derivative financial instruments		29,166	29,016
Fair Value of financial instruments measured at amortized cost		37,854,756	33,725,334
Cash and cash equivalents		5,478,020	3,863,395
Financial Investments		2,813,277	2,891,089
Amounts receivable from card issuers		3,194,804	3,273,306
Consumer loans		24,110,990	20,913,519
Other receivables	[1]	2,257,666	2,784,025
Total		37,883,922	33,754,350
Fair Value of financial instruments measured at fair value through profit or loss		35,989	15,751
Derivative financial instruments		35,989	15,751
Fair Value of financial instruments measured at amortized cost		38,522,143	36,287,500
Trade payables		5,813,723	5,497,113
Obligations to FIDC FGTS quota holders		722,255	815,557
Total		38,558,132	36,303,251
Fair value [Member] | Payment accounts [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		979,128	856,573
Fair value [Member] | CDB’s [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		29,772,564	27,838,964
Fair value [Member] | Financial Instruments [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		776,613	752,571
Fair value [Member] | Others [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Third-party funds		R$ 457,860	R$ 526,722

[1]	Balance composed of: Receivables from purchasers, Receivables from customers, Receivables - related parties, Compulsory deposits in Central Bank and Sundry receivables.